Financial instruments - Summary of foreign currency risk sensitivity (Detail) - Foreign currency risk [member] - AUD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
US dollars [member]
Disclosure of detailed information about financial instruments [line items]
% change	10.00%	10.00%
Increase in market risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
% change	10.00%	10.00%
Increase in market risk [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
% change	10.00%	10.00%
Increase in market risk [member] | GBP [Member]
Disclosure of detailed information about financial instruments [line items]
% change	10.00%	10.00%
Effect of increase in market risk on profit (loss) before tax [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ (840)	$ (1,143)
Effect of increase in market risk on profit (loss) before tax [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	(165)	(409)
Effect of increase in market risk on profit (loss) before tax [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	(674)	(732)
Effect of increase in market risk on profit (loss) before tax [member] | GBP [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	(1)	(2)
Effect of increase in market risk on equity [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	(840)	(1,143)
Effect of increase in market risk on equity [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	(165)	(409)
Effect of increase in market risk on equity [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	(674)	(732)
Effect of increase in market risk on equity [member] | GBP [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ (1)	$ (2)
Decrease in market risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
% change	(10.00%)	(10.00%)
Decrease in market risk [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
% change	(10.00%)	(10.00%)
Decrease in market risk [member] | GBP [Member]
Disclosure of detailed information about financial instruments [line items]
% change	(10.00%)	(10.00%)
Effect of decrease in market risk on profit (loss) before tax [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ 840	$ 1,143
Effect of decrease in market risk on profit (loss) before tax [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	165	409
Effect of decrease in market risk on profit (loss) before tax [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	674	732
Effect of decrease in market risk on profit (loss) before tax [member] | GBP [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	1	2
Effect of decrease in market risk on equity [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	840	1,143
Effect of decrease in market risk on equity [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	165	409
Effect of decrease in market risk on equity [member] | Euros [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	674	732
Effect of decrease in market risk on equity [member] | GBP [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit before tax/equity	$ 1	$ 2